REVERSE STOCK SPLIT (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2023
Reverse Stock Split
SCHEDULE OF PRO-FORMA EFFECT OF REVERSE STOCK SPLIT ON BASIC AND DILUTED NET LOSS PER SHARE

The following is the unaudited pro-forma effect of the 1:400 reverse stock split on the basic and diluted net loss per share:

Historical per share data- pre-split basis	Year ended December 31, 2023	Year ended December 31, 2022
Net loss available to common shareholders	$(5,817,253)	$(5,468,684)
Basic and diluted weighted average shares outstanding	662,161,949	572,009,911
Basic and diluted net loss per share	$(0.01)	$(0.01)

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 21 - REVERSE STOCK SPLIT (UNAUDITED), continued

Historical per share data- post-split basis - UNAUDITED	Year ended December 31, 2023	Year ended December 31, 2022
Net loss available to common shareholders	$(5,817,253)	$(5,468,684)
Basic and diluted weighted average shares outstanding	1,655,405	1,430,025
Basic and diluted net loss per share	$(3.51)	$(3.82)

SCHEDULE OF PRO-FORMA EFFECT OF CONVERSION OF PREFERRED STOCK AND REVERSE STOCK SPLIT ON THE BALANCE SHEET

The following is the unaudited pro-forma effect of the conversion of Series B and C preferred stock and the 1:400 reverse stock split on the balance sheet:

	December 31, 2023	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2023 (Unaudited)
Total Assets	$2,603,196	-	-	$2,603,196

Total Liabilities	5,745,821	-	-	5,745,821
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	75	(75)	-	-
Series C Preferred Stock	2,400	(2,400)	-	-
Common Stock	90,326	48,675	(138,653)	348
Additional paid-in Capital	34,994,471	(46,200)	138,653	35,086,924
Accumulated deficit	(38,229,897)	-	-	(38,229,897)
Total Deficiency in Stockholder’s Equity	(3,142,625)	-	-	(3,142,625)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,603,196	-	-	$2,603,196

Curative Biotechnology, Inc

Notes to Financial Statements

December 31, 2023 and 2022

NOTE 21 - REVERSE STOCK SPLIT (UNAUDITED), continued

	December 31, 2022	Conversion of Series B and C Preferred Stock	1:400 Adjustment	Pro-Forma Effect December 31, 2022 (Unaudited)
Total Assets	$2,061,915	-	-	$2,061,915

Total Liabilities	4,600,261	-	-	4,600,261
Deficiency in Stockholder’s Equity:

Series B Preferred Stock	20	(20)	-	-
Series C Preferred Stock	3,000	(3,000)	-	-
Common Stock	57,927	27,453	(85,166)	214
Additional paid-in Capital	29,813,351	(24,433)	85,166	29,874,084
Accumulated deficit	(32,412,644)	-	-	(32,412,644)
Total Deficiency in Stockholder’s Equity	(2,538,346)	-	-	(2,538,346)
Total Liabilities and Deficiency in Stockholder’s Equity	$2,061,915	-	-	$2,061,915